Obligations for pension and similar liabilities (Details 4) - Sensitivity [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sensitivity Current Service Cost And Interest [Member]
IfrsStatementLineItems [Line Items]
Interest rate (+)0.5%	R$ (26,808)	R$ (23,750)	R$ (27,627)
Interest rate (-)0.5%	29,147	25,895	24,768
Biometric General Mortality Table Applied (+) 2 years	(57,188)	(48,858)	(50,263)
Biometric General Mortality Table Applied (-) 2 years	59,695	50,445	48,527
Medical Assistance Cost (+)0.5%	32,334	28,376	26,968
Medical Assistance Cost (-)0.5%	(30,085)	(26,451)	(30,133)
Present Value Of Liabilities [Member]
IfrsStatementLineItems [Line Items]
Interest rate (+)0.5%	(259,596)	(231,019)	(346,439)
Interest rate (-)0.5%	282,241	251,828	266,243
Biometric General Mortality Table Applied (+) 2 years	(553,699)	(475,167)	(611,723)
Biometric General Mortality Table Applied (-) 2 years	577,970	490,605	544,105
Medical Assistance Cost (+)0.5%	313,063	275,982	291,763
Medical Assistance Cost (-)0.5%	R$ (291,286)	R$ (257,258)	R$ (376,538)